Accrued Liabilities	12 Months Ended
Jan. 31, 2014
Accrued Liabilities [Abstract]
Accrued Liabilities
Note 5. Accrued Liabilities
The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2014	2013
Accrued wages and benefits(1)	$4,652	$5,059
Self-insurance(2)	3,477	3,373
Accrued taxes(3)	2,554	2,851
Other(4)	8,110	7,525
Total accrued liabilities	$18,793	$18,808

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.

(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property liability and employee-related health care benefits.

(3)	Accrued taxes include accrued payroll, value added, sales and miscellaneous other taxes.

(4)	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.